Time charter revenues and net investment in direct financing lease (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Capital Leased Assets [Line Items]
2016	$ 88,748
2017	88,748
2018	88,748
2019	88,748
2020	55,670
Thereafter	541,479
Total	$ 952,141